RELATED PARTY TRANSACTIONS - Loans to Affiliates (Parenthetical) (Detail)	Dec. 31, 2017
AXA | 2007 Senior Unsecured Note, 5.7%, due 2020
Related Party Transaction [Line Items]
Loans to affiliates, interest rate	5.70%
AXA | 2008 Senior Unsecured Note, 5.4%, due 2020
Related Party Transaction [Line Items]
Loans to affiliates, interest rate	5.40%
AXA -IM Holding U. S. Inc. | Unsecured Loan, due 2025 | 3-Month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate	1.50%
Colisee Re. | Unsecured Loan, 4.75%, due 2028
Related Party Transaction [Line Items]
Loans to affiliates, interest rate	4.75%
AXA Technology Services SAS | Unsecured Loan, 2.0%, due 2017
Related Party Transaction [Line Items]
Loans to affiliates, interest rate	2.00%
AXA Technology Services Mexico SA | Unsecured Loan, 2.0%, due 2017
Related Party Transaction [Line Items]
Loans to affiliates, interest rate	2.00%
PT AXA Technology Services Asia Indonesia | Unsecured Loan, 6.0%, due 2028
Related Party Transaction [Line Items]
Loans to affiliates, interest rate	6.00%